UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2008
DATE OF REPORTING PERIOD: March 31, 2008
ITEM 1. SCHEDULE OF INVESTMENTS March 31, 2008 (UNAUDITED)

CALAMOS GROWTH AND INCOME PORTFOLIO
Schedule of Investments March 31, 2008 (unaudited)

Principal
Amount		Value
Convertible Bonds (37.1%)

	Consumer Discretionary (3.3%)
335,000	Amazon.com, Inc.
	4.750%, 02/01/09	$354,263
130,000	Best Buy Company, Inc.^
	2.250%, 01/15/22	140,400
145,000	Iconix Brand Group, Inc.*
	1.875%, 06/30/12	132,131
380,000	Walt Disney Company
	2.125%, 04/15/23	407,550

		1,034,344

	Consumer Staples (2.3%)
315,000	Archer Daniels Midland Company^
	0.875%, 02/15/14	367,369
359,000	Bank of America Corp. (Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.) ¥
	0.250%, 02/15/12	354,512

		721,881

	Energy (7.4%)
170,000	Hornbeck Offshore Services, Inc.^‡
	1.625%, 11/15/26	195,534
350,000	Pride International, Inc.
	3.250%, 05/01/33	478,625
155,000	Schlumberger, Ltd.
	2.125%, 06/01/23	342,356
300,000	Superior Energy Services, Inc.*‡
	1.500%, 12/15/26	325,500
909,000	Transocean, Inc.
	1.625%, 12/15/37	998,764

		2,340,779

	Financials (0.3%)
90,000	NASDAQ Stock Market, Inc.*
	2.500%, 08/15/13	93,038

	Health Care (8.8%)
270,000	AMERIGROUP Corp.
	2.000%, 05/15/12	255,150
164,000	Beckman Coulter, Inc.*
	2.500%, 12/15/36	180,195
330,000	Genzyme Corp.^
	1.250%, 12/01/23	384,037
	Gilead Sciences, Inc.^
400,000	0.500%, 05/01/11*	569,000
160,000	0.500%, 05/01/11	227,600
470,000	Hologic, Inc.‡
	2.000%, 12/15/37	454,137
	Teva Pharmaceutical Industries, Ltd.
265,000	0.250%, 02/01/26	277,919
180,000	0.250%, 02/01/24	245,475
150,000	0.500%, 02/01/24	186,938

		2,780,451

	Industrials (5.2%)
190,000	AGCO Corp.
	1.250%, 12/15/36	314,925
445,000	L-3 Communications Holdings, Inc.
	3.000%, 08/01/35	557,919
335,000	Lockheed Martin Corp.‡
	2.815%, 08/15/33	460,491
430,000	Roper Industries, Inc.‡
	1.481%, 01/15/34	323,037

		1,656,372

	Information Technology (9.8%)
	EMC Corp.^
350,000	1.750%, 12/01/11*	413,437
260,000	1.750%, 12/01/11	307,125
357,000	Intel Corp.^
	2.950%, 12/15/35	352,091
180,000	Lawson Software Americas, Inc.*
	2.500%, 04/15/12	166,725
361,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.) ¥
	0.250%, 02/16/12	337,499
284,000	Nuance Communications, Inc.*
	2.750%, 08/15/27	328,020
145,000	Red Hat, Inc.
	0.500%, 01/15/24	143,731
	Skyworks Solutions, Inc.
55,000	1.500%, 03/01/12*	54,794
55,000	1.250%, 03/01/10*	56,856
30,000	1.500%, 03/01/12	29,888
30,000	1.250%, 03/01/10	31,013
300,000	Symantec, Corp.
	1.000%, 06/15/13	323,625
505,000	VeriSign, Inc.*
	3.250%, 08/15/37	595,900

		3,140,704

	TOTAL CONVERTIBLE BONDS
	(Cost $11,024,106)	11,767,569

Synthetic Convertible Securities (5.0%)

Corporate Bonds (4.5%)

	Consumer Discretionary (0.9%)
135,000	McDonald’s Corp.
	5.350%, 03/01/18	136,911
140,000	Target Corp.
	6.000%, 01/15/18	143,578

		280,489

	Consumer Staples (0.4%)
140,000	Sysco Corp.
	5.250%, 02/12/18	143,525

	Health Care (0.7%)
140,000	Eli Lilly and Company
	5.200%, 03/15/17	144,199
See accompanying Notes to Schedule of Investments
1

CALAMOS GROWTH AND INCOME PORTFOLIO
Schedule of Investments March 31, 2008 (unaudited)

Principal
Amount		Value

85,000	Wyeth
	5.500%, 02/15/16	$86,810

		231,009

	Industrials (1.1%)
55,000	Caterpillar, Inc.
	5.450%, 04/15/18	56,060
140,000	General Electric Company
	5.250%, 12/06/17	140,070
140,000	United Parcel Service, Inc.
	5.500%, 01/15/18	148,185

		344,315

	Information Technology (0.5%)
140,000	Hewlett-Packard Company^
	5.500%, 03/01/18	143,706

	Telecommunication Services (0.9%)
140,000	AT&T, Inc.
	5.500%, 02/01/18	137,336
140,000	Verizon Communications, Inc.
	5.500%, 04/01/17	138,195

		275,531

	Total Corporate Bonds	1,418,575

Number of
Contracts		Value

Options (0.5%)

	Consumer Discretionary (0.1%)
10	Amazon.com, Inc.#
	Call, 01/16/10, Strike $70.00	20,450
15	Carnival Corp.#
	Call, 01/16/10, Strike $35.00	14,850

		35,300

	Consumer Staples (0.1%)
15	Coca-Cola Company#
	Call, 01/16/10, Strike $55.00	15,675
15	Walgreen Company#
	Call, 01/16/10, Strike $32.50	14,625

		30,300

	Industrials (0.1%)
10	Boeing Company#
	Call, 01/16/10, Strike $70.00	13,950
10	United Technologies Corp.#
	Call, 01/16/10, Strike $70.00	10,150

		24,100

	Information Technology (0.2%)
5	Apple, Inc.#
	Call, 01/16/10, Strike $130.00	22,400
15	Electronic Arts, Inc.#
	Call, 01/16/10, Strike $50.00	16,350
40	EMC Corp.#
	Call, 01/16/10, Strike $15.00	12,500
2	Google, Inc.#
	Call, 01/16/10, Strike $420.00	$21,840

		73,090

	Total Options	162,790

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,568,745)	1,581,365

Number of
Shares		Value

Convertible Preferred Stocks (6.2%)

	Financials (3.6%)
150	Bank of America Corp.
	7.250%	154,950
6,100	Citigroup, Inc.
	6.500%	288,987
23,000	MetLife, Inc.
	6.375%	683,100

		1,127,037

	Health Care (1.4%)
2,875	Schering-Plough Corp.
	6.000%	440,392

	Materials (1.2%)
2,750	Freeport-McMoRan Copper & Gold, Inc.
	6.750%	386,238

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,217,451)	1,953,667

Common Stocks (50.1%)

	Consumer Discretionary (7.7%)
7,700	Apollo Group, Inc.#^	332,640
10,700	Coach, Inc.#	322,605
4,600	ITT Educational Services, Inc.#^	211,278
12,000	Nike, Inc.	816,000
13,365	Walt Disney Company	419,394
9,600	Yum! Brands, Inc.	357,216

		2,459,133

	Consumer Staples (3.9%)
5,545	Coca-Cola Company	337,524
3,800	Estée Lauder Companies, Inc.	174,230
3,600	Molson Coors Brewing Company^	189,252
4,600	PepsiCo, Inc.	332,120
2,900	Procter & Gamble Company	203,203

		1,236,329

	Energy (1.2%)
3,220	ENSCO International, Inc.^	201,637
4,600	Halliburton Company	180,918

		382,555

	Financials (5.3%)
3,000	Ameriprise Financial, Inc.^	155,550
14,247	Aon Corp.	572,729
4,200	Eaton Vance Corp.^	128,142
4,811	Manulife Financial Corp.^	182,722
See accompanying Notes to Schedule of Investments
2

CALAMOS GROWTH AND INCOME PORTFOLIO
Schedule of Investments March 31, 2008 (unaudited)

Number of
Shares		Value

8,800	NASDAQ Stock Market, Inc.#^	$340,208
6,200	T. Rowe Price Group, Inc.^	310,000

		1,689,351

	Health Care (5.1%)
1,315	Alcon, Inc.^	187,059
6,505	Biogen Idec, Inc.#^	401,293
14,200	Merck & Company, Inc.	538,890
2,320	Novo Nordisk, A/S^	160,637
7,100	Varian Medical Systems, Inc.#^	332,564

		1,620,443

	Industrials (5.5%)
4,000	Boeing Company	297,480
11,000	Honeywell International, Inc.	620,620
6,753	Illinois Tool Works, Inc.	325,697
1,800	Lockheed Martin Corp.	178,740
4,600	United Technologies Corp.	316,572

		1,739,109

	Information Technology (20.7%)
10,000	Accenture, Ltd.	351,700
4,750	Adobe Systems, Inc.#	169,052
34,165	Cisco Systems, Inc.#	823,035
33,284	Dell, Inc.#	663,017
12,345	eBay, Inc.#	368,375
13,720	Electronic Arts, Inc.#^	684,902
12,600	Hewitt Associates, Inc.#	501,102
8,145	Infosys Technologies, Ltd.^	291,347
5,540	Intuit, Inc.#^	149,635
1,320	MasterCard, Inc.	294,347
16,405	Microsoft Corp.	465,574
8,500	Nintendo Company, Ltd.^	548,677
17,700	Nokia Corp.	563,391
34,600	Oracle Corp.#	676,776

		6,550,930

	Telecommunication Services (0.7%)
3,500	America Movil, SA de CV	222,915

	TOTAL COMMON STOCKS (Cost $15,453,295)	15,900,765

Investment in Affiliated Fund (1.1%)
346,132	Calamos Government Money Market Fund - Class I Shares Ω (Cost $346,132)	346,132

Principal
Amount		Value

Investment of Cash Collateral for Securities on Loan (23.6%)
3,658,000	Deutsche Bank, AG, repurchase agreement, 2.750%, dated 03/31/08, due 04/01/08, repurchase price $3,658,279, collateralized by various U.S. Government Agency Securities 4.000% - 8.500%, 07/01/11 — 04/01/38 with a value of $3,713,582	3,658,000

Number of
Shares		Value

2,999,000	Bank of New York Institutional Cash Reserve Fund	$2,999,000
569,000	Goldman Sachs Financial Square Prime Obligations Fund	569,000
250,000	JP Morgan US Government Money Market Fund	250,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $7,476,000)	7,476,000

TOTAL INVESTMENTS (123.1%) (Cost $38,085,729)		39,025,498

PAYABLE UPON RETURN OF SECURITIES LOANED (-23.6%)		(7,476,000)

OTHER ASSETS, LESS LIABILITIES (0.5%)		166,050

NET ASSETS (100.0%)		$31,715,548

NOTES TO SCHEDULE OF INVESTMENTS

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may be sold to qualified institutional buyers (“QIBs”), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted for such registration requirements. At March 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $93,038 or 0.3% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2008.

Ω	Investment in affiliated fund. During the period from January 1, 2008 through March 31, 2008, the Portfolio had net redemptions of $734,145 and received $7,129 in dividend payments from the affiliated fund. As of December 31, 2007, the Portfolio had holdings of $1,080,277 of the affiliated fund.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

3

Notes to Financial Statements
NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS ADVISORS TRUST, a Massachusetts business trust organized February 17, 1999 (the “Trust”), consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”). The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.
Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, at the last current reported sale price on NASDAQ at the time as of which the Portfolio determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.
The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis as of March 31, 2008.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Repurchase Agreement. The Portfolio may enter into repurchase agreements pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date and price. The Portfolio requires continuous maintenance by the custodian for the Portfolio’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement.

NOTE 2 — INVESTMENTS
The following information is presented on a federal income tax basis as of March 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.
The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:

Cost basis of investments	$38,088,916

Gross unrealized appreciation	$2,648,334
Gross unrealized depreciation	$(1,711,752)

Net unrealized appreciation (depreciation)	$936,582

NOTE 3 — SYNTHETIC CONVERTIBLE INSTRUMENTS
The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 4 — SECURITIES LENDING
The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At March 31, 2008, the Portfolio had securities valued at $7,228,898 that were on loan to broker-dealers and banks and had $7,476,000 in cash or cash equivalent collateral.
NOTE 5 — VALUATIONS
Effective January 1, 2008 the Portfolio has adopted the provisions of Statement Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the adoption of SFAS 157 had no impact on the net assets of the Portfolio.
The Portfolio segregates its securities into three levels based upon the inputs used to derive the fair value. “Level 1” securities use inputs from unadjusted quoted prices from active markets. “Level 2” securities reflect inputs other than quoted prices, but use observable market data. “Level 3” securities are valued using unobservable inputs. These unobservable inputs for Level 3 securities reflect the Portfolio’s assumptions about the assumptions market participants would use in pricing the asset. As of January 1, 2008 and March 31, 2008, the Portfolio did not have any positions in “Level 3” securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets at fair value:

		Fair Value Measurements
		Quoted Prices	Significant	Significant
		in Active	Other	Other
		Markets for	Observable	Unobservable
	Value as of	Identical Assets	Inputs	Inputs
Description	March 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments	$39,025,498	$19,182,354	$19,843,144	0

Other Financial Instruments*	0	0	0	0

Total	$39,025,498	$19,182,354	$19,843,144	0

*	Other Financial Instruments would include forwards, swaps, written options, and short positions in stock

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 7, 2008

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 7, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 7, 2008

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 7, 2008